AVAILABLE-FOR-SALE FINANCIAL INVESTMENTS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) item	Dec. 31, 2017 CNY (¥) item	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 CNY (¥)
Non current portion
Available-for-sale financial investments, non current	$ 296,359		¥ 164,393		¥ 1,928,201
Gross loss (gain) of available-for-sale investments recognized in other comprehensive income	$ (800)	¥ (5,206)	104,103	¥ 57,940
Gains in fair value changes recognized in other comprehensive income were transferred to profit or loss due to the disposal of available-for-sale investments		¥ 45,000	103,000	¥ 0
Capital contribution commitment			1,018,639		374,800
Size industry investment fund
Non current portion
Capital contribution commitment					3,300,000
Number of investments | item	4	4
Number of associates | item	2	2
Number of joint ventures | item	2	2
Total capital contribution		¥ 5,600,000
Capital contribution		3,752,000
BOCOMM TRUST
Non current portion
Capital contribution commitment					6,700,000
BOCOMM TRUST | Size industry investment fund
Non current portion
Capital contribution		1,848,000
At fair values
Non current portion
Listed equity investments			93,893		9,701
Other unlisted investments					1,848,000
Available-for-sale financial investments, non current			93,893		1,857,701
Stated at cost
Non current portion
Unlisted equity investments		¥ 73,211	73,211
Available-for-sale financial investments, non current			70,500		70,500
Stated at cost | Available-for-sale financial investments | Available for sale financial investments
Non current portion
Less: provision for impairment			¥ (2,711)		¥ (2,711)